UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08953
Highland Floating Rate Fund
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 900
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 900
Dallas, Texas 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: August 31
Date of reporting period: November 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of November 30, 2009	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) - 67.2%

AEROSPACE - 1.5%
	AWAS Capital, Inc.
2,846,692	First Lien Term Loan, 2.06%, 03/24/13	2,609,477
1,076,823	Second Priority Term Loan, 6.31%, 03/15/13	800,435
	Continental Airlines, Inc.
285,714	Tranche A-1 Term Loan, 3.74%, 06/01/11	266,904
714,286	Tranche A-2 Term Loan, 3.74%, 06/01/11	667,261
	Delta Air Lines, Inc.
2,410,000	Credit-Linked Deposit Loan, 2.20%, 04/30/12	2,146,105
	US Airways Group, Inc.
3,197,753	Term Loan, 2.78%, 03/21/14	2,115,521

		8,605,703

BROADCASTING - 4.6%
	All3Media Intermediate Ltd.
2,883,246	Facility B1, 2.63%, 08/31/14	2,277,765
	ComCorp Broadcasting, Inc.
260,128	Revolving Loan, PIK, 17.50%, 10/03/12 (b) (c)	193,275
2,602,365	Term Loan, PIK, 17.50%, 04/03/13 (b) (c)	1,933,557
	Univision Communications, Inc.
9,443,254	Initial Term Loan, 2.53%, 09/29/14	7,797,767
	Young Broadcasting, Inc.
42,286	Term Loan, 9.00%, 04/15/10	42,286
19,520,239	Term Loan, 11/03/12 (d)	13,754,839

		25,999,489

CABLE/WIRELESS VIDEO - 9.0%
	Broadstripe, LLC
44,306,267	First Lien Term Loan, PIK, 06/30/11 (b) (d)	35,857,062
1,428,203	Revolver, 06/30/11 (b) (d)	1,155,845
2,925,773	Revolver, DIP, 7.25%, 12/31/09 (b) (e)	2,919,629
	Charter Communications Operating, LLC
4,233,531	New Term Loan, 2.26%, 03/06/14	3,947,768
	Northland Cable Television, Inc.
4,812,500	First Lien Term Loan B, 4.24%, 12/22/12	4,210,938
4,000,000	Second Lien Term Loan, 8.23%, 06/22/13	2,900,000

		50,991,242

CHEMICALS - 0.8%
	Texas Petrochemical, LP
1,081,726	Incremental Term Loan B, 2.88%, 06/27/13 (f)	962,736
3,898,673	Term B Loan, 2.88%, 06/27/13 (f)	3,469,820

		4,432,556

CONSUMER NON-DURABLES - 0.1%
	BioTech Research Labs/Philosophy Merger Sub, Inc.
951,004	First Lien Term Loan, 2.24%, 03/16/14	789,333

DIVERSIFIED MEDIA - 3.2%
	Cedar Fair, L.P.
777,868	U.S. Term B Loan, 4.23%, 08/30/14	741,892
209,508	U.S. Term Loan, 2.23%, 08/30/12	196,872
	Cengage Learning Acquisitions, Inc.
2,294,148	Term Loan, 2.73%, 07/03/14	1,965,396
	Cydcor, Inc.
2,708,454	First Lien Tranche B Term Loan, 9.00%, 02/05/13	2,505,320
	DTN, Inc.
1,431,064	Tranche C Term Loan, 5.29%, 03/10/13	1,377,399
	Endurance Business Media, Inc.
2,000,000	Second Lien Term Loan, 01/26/14 (d)	702,500
2,725,784	Term Loan, 07/26/13 (d)	1,499,182
	Harland Clarke Holdings Corp.
2,984,733	Tranche B Term Loan, 2.77%, 06/30/14	2,470,404
	Metro-Goldwyn-Mayer, Inc.
8,285,344	Tranche B Term Loan, 04/09/12 (d) (f)	5,223,247
1,989,796	Tranche B-1 Term Loan, 04/09/12 (d)	1,254,407

		17,936,619

ENERGY - 1.9%
	Monitor US Finco, Inc.
919,772	Second Lien Term Loan, 01/11/15 (b) (d)	—
	Value Creation, Inc.
8,649,412	Term Loan, PIK, 12.50%, 02/15/10	6,870,920
	Venoco, Inc.
5,063,152	Second Lien Term Loan, 4.25%, 05/07/14	3,854,325

		10,725,245

FINANCIAL - 0.9%
	Checksmart Financial Co.
2,500,000	Second Lien Term Loan, 05/01/13 (d)	312,500
	HUB International Ltd.
1,000,000	Additional Term Loan, 6.75%, 06/13/14	990,420
219,107	Delayed Draw Term Loan, 2.73%, 06/13/14	190,349
2,765,630	Initial Term Loan, 2.73%, 06/13/14	2,402,641
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2009	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

FINANCIAL (continued)
	Nuveen Investments, Inc.
500,000	Second Lien Term Loan, 07/31/15 (f) (g)	517,918
	Online Resources Corp.
573,529	Term Loan, 2.73%, 02/21/12	464,559

		4,878,387

FOOD AND DRUG - 0.8%
	Rite Aid Corp.
1,994,937	Tranche 2 Term Loan, 1.99%, 06/04/14	1,723,127
1,975,017	Tranche 3 Term Loan, 6.00%, 06/04/14	1,818,497
750,000	Tranche 4 Term Loan, 9.50%, 06/10/15	773,910

		4,315,534

FOOD/TOBACCO - 4.3%
	Aramark Canada Ltd.
3,890,000	Canadian Term Loan, 2.16%, 01/26/14	3,520,450
	DS Waters of America, Inc.
2,750,833	Term Loan, 2.54%, 10/29/12	2,596,099
	DSW Holdings, Inc.
4,000,000	Term Loan, 4.29%, 03/02/12 (f)	3,486,660
	Pierre Foods, Inc.
684,000	Term Loan, 8.50%, 09/30/14	690,840
	Sturm Foods, Inc.
5,201,924	First Lien Initial Term Loan, 2.81%, 01/31/14	4,807,462
7,312,500	Second Lien Inital Term Loan, 6.31%, 07/31/14	6,124,219
	WM Bolthouse Farms, Inc.
913,371	First Lien Term Loan, 5.50%, 12/16/12	892,249
2,500,000	Second Lien Term Loan, 9.00%, 12/16/13	2,368,750

		24,486,729

FOREST PRODUCTS/CONTAINERS - 0.3%
	Consolidated Container Co., LLC
2,000,000	Second Lien Term Loan, 09/28/14 (f)	1,648,760

GAMING/LEISURE - 4.1%
	Fontainebleau Florida Hotel, LLC
9,000,000	Tranche C Term Loan, 06/06/12 (d)	2,970,000
	Ginn LA Conduit Lender, Inc.
8,648,045	First Lien Tranche A Credit-Linked Deposit, 06/08/11 (d)	724,274
18,530,803	First Lien Tranche B Term Loan, 06/08/11 (d)	1,575,118
	Lake at Las Vegas Joint Venture
12,527,233	Revolving Loan Credit-Linked Deposit Account, 06/20/12 (d)	313,181
14,098,694	Term Loan DIP, 7.73%, 07/16/10	7,736,658
131,539,692	Term Loan, PIK, 06/20/12 (d)	1,983,211
	Las Vegas Sands, LLC
726,514	Delayed Draw I Term Loan, 2.04%, 05/23/14	607,344
3,595,784	Tranche B Term Loan, 2.04%, 05/23/14	3,005,967
	Nevada Land Group, LLC
225,103	First Lien Initial Loan, 40.24%, 11/10/13 (b)	225,103
729,927	Second Lien Initial Loan, 10.00%, 11/12/13 (b) (g)	729,927
	Tamarack Resort, LLC
280,618	Term Loan, 18.00%	252,556
2,697,248	Tranche A Credit-Linked Deposit, 05/19/11 (d)	249,495
3,985,183	Tranche B Term Loan, 05/19/11 (d)	368,629
	VML US Finance, LLC
763,628	Term B Delayed Draw Project Loan, 5.79%, 05/25/12	725,989
1,322,040	Term B Funded Project Loan, 5.79%, 05/27/13	1,256,877
	WAICCS Las Vegas 3, LLC
5,000,000	Second Lien Term Loan (d)	731,250

		23,455,579

HEALTHCARE - 8.3%
	Aveta, Inc.
814,948	MMM Original Term Loan, 5.49%, 08/22/11	800,687
121,064	NAMM New Term Loan, 5.49%, 08/22/11	118,946
218,152	NAMM Original Term Loan, 5.49%, 08/22/11	214,335
667,869	PHMC Acquisition Term Loan, 5.49%, 08/22/11	656,181
	CCS Medical, Inc.
28,315,213	First Lien Term Loan, 09/30/12 (d)	15,573,367
4,750,000	Second Lien Term Loan, 03/30/13 (d)	807,500
1,151,491	Term Loan DIP, 11.00%, 01/14/10	1,151,491
	Graceway Pharmaceuticals, LLC
4,500,000	Mezzanine Loan, 8.48%, 11/01/13	1,012,500
	HCA, Inc.
693,651	Tranche A-1 Term Loan, 1.78%, 11/16/12	646,261
4,951,043	Tranche B-1 Term Loan, 2.53%, 11/18/13	4,609,891
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2009	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

HEALTHCARE (continued)
	HealthSouth Corp.
1,087,025	Tranche 1 Term Loan, 2.55%, 03/10/13	1,019,314
894,668	Tranche 2 Term Loan, 4.05%, 03/15/14	849,376
	IM US Holdings, LLC
730,280	First Lien Term Loan, 2.26%, 06/26/14	673,318
1,000,000	Second Lien Term Loan, 4.48%, 06/26/15	970,000
	LifeCare Holdings
15,961,296	Term Loan, 4.54%, 08/10/12	13,367,585
	Mylan, Inc.
2,010,984	U.S. Tranche B Term Loan, 3.55%, 10/02/14	1,937,875
	Rehabcare Group, Inc.
1,000,000	Term Loan B, 11/24/15 (f)	991,000
	Warner Chilcott Co., LLC
644,068	Term A Loan, 5.50%, 10/30/14	643,060
322,034	Term B-1 Loan, 5.75%, 04/30/15	321,530
708,475	Term B-2 Loan, 5.75%, 04/30/15	707,366

		47,071,583

HOUSING - 3.4%
	Custom Building Products, Inc.
888,108	First Lien Term Loan, 8.00%, 10/29/11	868,125
2,356,250	Second Lien Term Loan, 10.75%, 04/20/12	2,250,219
	Kyle Acquisition Group LLC
1,142,857	Facility B (d)	91,429
857,143	Facility C, 07/20/11 (d)	68,571
	LBREP/L-Suncal Master I, LLC
4,843,945	First Lien Term Loan, 01/18/10 (d)	145,318
	LNR Property Corp.
1,560,000	Tranche A-1 Term Loan, 3.49%, 07/12/10	1,127,100
	November 2005 Land Investors, LLC
1,117,890	First Lien New Term Loan, 03/31/10 (d)	380,082
	Pacific Clarion, LLC
9,901,146	Term Loan (b) (d) (g)	1,521,806
	Rhodes Cos., LLC, The
2,968,145	First Lien Term Loan, PIK, 11/21/10 (d)	496,339
	Roofing Supply Group, LLC
1,786,303	Term Loan, PIK, 7.25%, 08/24/13	1,670,193
	Westgate Investments, LLC
18,144,492	Senior Secured Loan, PIK, 09/25/10 (d) (g)	8,757,268
8,177,228	Third Lien Term Loan, PIK, 06/30/15 (d) (g)	1,170,452
	Withers Preserve MB-I
1,694,876	B-Note, 07/01/10 (b) (d)	649,985

		19,196,887

INFORMATION TECHNOLOGY - 3.0%
	Bridge Information Systems, Inc.
461,085	Multidraw Term Loan (b) (d) (h)	6,916
	Freescale Semiconductor, Inc.
4,161,274	Term Loan, 1.99%, 11/29/13 (f)	3,413,534
	Infor Enterprise Solutions Holdings, Inc.
895,180	Delayed Draw Term Loan, 3.99%, 07/30/12	796,710
1,715,761	Initial U.S. Term Loan, 3.99%, 07/30/12	1,527,027
	Kronos, Inc.
2,939,831	First Lien Initial Term Loan, 2.28%, 06/11/14	2,744,333
1,850,000	Second Lien Term Loan, 6.03%, 06/11/15	1,628,000
	SunGard Data Systems, Inc.
4,950,000	Incremental Term Loan, 6.75%, 02/28/14	5,001,554
	Verint Systems, Inc.
1,833,782	Term Loan, 3.49%, 05/25/14	1,664,918

		16,782,992

MANUFACTURING - 1.0%
	Brand Energy & Infrastructure Services, Inc.
2,925,000	First Lien Term B Loan, 2.31%, 02/07/14	2,632,500
	Dana Holdings Corp.
2,770,742	Term Advance, 7.25%, 01/30/15 (f)	2,479,814
	Hillman Group, Inc.
629,729	Term B-1 Loan, 3.02%, 03/31/11	611,624

		5,723,938

METALS/MINERALS - 0.2%
	Euramax International, Inc.
1,040,095	Domestic Term Loan (Cash Pay), 10.00%, 06/29/13	637,578
1,047,059	Domestic Term Loan, PIK, 14.00%, 06/29/13	641,847

		1,279,425

RETAIL - 3.8%
	Burlington Coat Factory Warehouse Corp.
7,332,994	Term Loan, 2.51%, 05/28/13 (f)	6,546,237
	Dollar General Corp.
486,250	Tranche B-2 Term Loan, 2.98%, 07/07/14	454,977
	Guitar Center, Inc.
824,242	Term Loan, 10/09/14 (f)	696,489
	Michaels Stores, Inc.
850,405	B-1 Term Loan, 2.56%, 10/31/13	735,337

1,144,453	B-2 Term Loan, 4.81%, 07/31/16	1,020,200
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2009	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

RETAIL (continued)
	Pilot Travel Centers LLC
1,300,000	Term Loan B, 11/24/15 (f)	1,301,827
	Revlon Consumer Products Corp.
8,000,000	Term Loan, 4.29%, 01/15/12	7,733,360
	Spirit Finance Corp.
4,500,000	Term Loan, 3.28%, 08/01/13	2,850,008

		21,338,435

SERVICE - 4.3%
	Audio Visual Services Group, Inc.
2,117,339	Second Lien Loan, PIK, 6.79%, 08/28/14	275,254
	CDW Corp.
5,999,545	Term Loan, 4.24%, 10/10/14	5,051,407
	First Data Corp.
1,487,323	Initial Tranche B-1 Term Loan, 2.99%, 09/24/14	1,242,532
	NES Rentals Holdings, Inc.
2,437,788	Second Lien Permanent Term Loan, 7.13%, 07/20/13	1,588,621
	Sabre, Inc.
3,400,000	Initial Term Loan, 2.49%, 09/30/14	2,903,243
	Safety-Kleen Systems, Inc.
799,876	Synthetic Letter of Credit, 2.75%, 08/02/13	735,886
2,974,207	Term B Loan, 2.75%, 08/02/13	2,736,271
	Thermo Fluids (Northwest), Inc.
946,552	Tranche B Term Loan, 5.28%, 06/27/13	708,731
	Travelport, LLC
10,000,000	New Post-First Amendment & Restatement Synthetic Letter of Credit, 2.78%, 08/23/13	8,920,050

		24,161,995

TELECOMMUNICATIONS - 3.3%
	Asurion Corp.
1,000,000	First Lien Term Loan, 3.25%, 07/03/14	942,525
	Avaya, Inc.
3,000,000	Term Loan, 3.01%, 10/24/14	2,538,765
	Digicel International Finance, Ltd.
3,833,350	Tranche A Term Loan, 2.81%, 03/30/12	3,680,016
	Knowledgepoint360 Group, LLC
1,000,000	Second Lien Term Loan, 7.28%, 04/13/15	650,000
	Level 3 Financing, Inc.
7,700,000	Tranche A Term Loan, 2.53%, 03/13/14	6,539,264
1,000,000	Tranche B Term Loan, 11.50%, 03/13/14	1,066,000
	NATG Holdings, LLC
882,755	Term Loan A (b) (d)	—
652,897	Term Loan B-1, 01/23/10 (b) (d)	—
72,121	Tranche A Credit-Linked Certificate of Deposit (b) (d)	—
	Springboard Finance, LLC
3,000,000	Dollar Term Loan, 11/19/14 (f)	3,030,945

		18,447,515

TRANSPORTATION - AUTOMOTIVE - 2.9%
	Federal-Mogul Corp.
1,986,486	Tranche B Term Loan, 12/29/14 (f)	1,510,981
1,013,514	Tranche C Term Loan, 12/28/15 (f)	770,909
	Ford Motor Co.
7,000,000	Tranche B-1 Term Loan, 12/15/13 (f)	6,170,185
	Key Safety Systems, Inc.
7,317,387	First Lien Term Loan, 2.52%, 03/08/14	4,980,433
2,000,000	Second Lien Term Loan, 5.25%, 09/08/14	500,000
	Motor Coach Industries International, Inc.
1,869,601	Second Lien Tranche A, 11.75%, 06/30/12 (b)	1,045,855
1,151,868	Second Lien Tranche B, 11.75%, 06/30/12 (b)	644,355
	Remy International, Inc.
1,168,783	First Lien Tranche B Term Loan, 5.78%, 03/20/10	1,066,514

		16,689,232

TRANSPORTATION - LAND TRANSPORTATION - 0.1%
	SIRVA Worldwide, Inc.
294,323	Revolving Credit Loan Exit Finance, 2.65%, 05/12/12 (e)	132,445
1,863,605	Second Lien Term Loan, PIK, 12.00%, 05/12/15	279,541
794,908	Term Loan Exit Finance, 9.50%, 05/12/12	397,454

		809,440

UTILITY - 4.7%
	Bosque Power Co., LLC
7,441,058	Term Loan, 5.53%, 01/16/15	6,008,654
	Calpine Corp.
1,062,254	First Priority Term Loan, 3.17%, 03/29/14	973,752
	Coleto Creek Power, LP
319,857	First Lien Synthetic Letter of Credit, 3.03%, 06/28/13	292,669
5,303,061	First Lien Term Loan, 3.02%, 06/28/13	4,833,740
4,837,500	Second Lien Term Loan, 4.23%, 06/28/13	3,583,789
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2009	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

UTILITY (continued)
	Entegra TC, LLC
5,989,313	Third Lien Term Loan, PIK, 6.28%, 10/19/15	2,662,250
	GBGH, LLC
1,762,115	First Lien Term Loan, 4.00%, 06/09/13 (b)	1,409,692
548,384	Second Lien Term Loan, PIK, 12.00%, 06/09/14 (b)	362,372
	Mach Gen, LLC
275,103	First Lien Synthetic Letter of Credit, 2.28%, 02/22/13	254,699
	Texas Competitive Electric Holdings Co., LLC
7,924,330	Initial Tranche B-2 Term Loan, 3.74%, 10/10/14	5,942,534

		26,324,151

WIRELESS COMMUNICATIONS - 0.7%
	MetroPCS Wireless, Inc.
4,361,061	Tranche B Term Loan, 2.54%, 11/03/13	4,048,001

	Total US Senior Loans (Cost $635,907,964)	380,138,770

Principal Amount
Foreign Denominated Senior Loans (a) - 17.5%

AUSTRALIA - 3.3%
AUD
		PBL Media Group Ltd.
	2,790,881	Facility A Term Loan, 6.12%, 12/31/12	2,035,095
	12,375,240	Facility B Tranche 1 Term Loan, 6.37%, 02/07/13	9,260,365
		SMG H5 Pty., Ltd.
	9,646,982	Facility A Term Loan, 5.99%, 12/24/12	7,483,726

			18,779,186

AUSTRIA - 2.0%
EUR
		Sacher Funding Ltd.
	17,293,611	Euro Term Loan, PIK, 05/14/14 (d)	11,265,155

FRANCE - 0.9%
EUR
		Ypso Holding SA
	4,503	Eur B (Acq) 1 Facility, 2.69%, 06/13/14	5,471
	116,802	Eur B (Acq) 2 Facility, 2.69%, 06/13/14	141,916
	189,984	Eur B (Recap) 1 Facility, 2.69%, 06/13/14	230,859
	73,323	Eur B (Recap) 2 Facility, 2.69%, 06/13/14	89,088
	857,438	Eur C (Acq) Facility, 3.19%, 12/31/15	1,047,316
	2,838,457	Eur C (Recap) Facility, 3.19%, 12/31/15	3,470,458

			4,985,108

GERMANY - 0.6%
EUR
		Kabel Baden Wurttemburg GmbH & Co. KG
	2,500,000	Second Lien Facility, 5.43%, 12/09/15	3,434,324
		Schieder Mobel Holding, GmbH
	385,301	Delayed Draw Term Loan (d)	63,632

			3,497,956

SPAIN - 1.5%
EUR
		Grupo Gasmedi, S.L.
	3,166,667	Second Lien Tranche E Term Loan, 5.43%, 02/11/16	3,565,691
	1,610,342	Tranche B Term Loan, 3.18%, 08/11/14	2,055,026
	1,610,342	Tranche C Term Loan, 3.68%, 08/11/15	2,055,026
		Maxi PIX Sarl
	2,785,880	Euro Term Loan, PIK, 8.72%, 05/31/16	705,808

			8,381,551

UNITED KINGDOM - 7.4%
EUR
		Dollar Financial UK Ltd.
	2,672,807	UK Borrower Euro Term Loan, 3.42%, 10/30/12	3,822,194

GBP
		Airport Development & Investment Ltd.
	3,131,600	Second Lien Facility, 4.56%, 04/07/11	4,748,998
		All3Media Intermediate Ltd.
	714,753	Facility B1, 3.90%, 08/31/14	973,570
	2,585,073	Facility C, 3.79%, 08/31/15	3,521,147
	3,000,000	Facility D, 5.66%, 02/29/16	3,569,377
	4,098,710	Mezzanine Loan, PIK, 4.72%, 08/31/16	4,876,614
		Henson No. 4 Ltd.
	1,875,035	Facility B, 4.51%, 10/30/13	2,423,222
	1,875,035	Facility C, 5.01%, 02/13/15	2,438,607
		Highland Acquisitions Ltd.
	1,000,000	Facility B, 3.36%, 12/31/14	1,431,854
	1,000,000	Facility C, 3.86%, 12/31/15	1,440,059
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2009	Highland Floating Rate Fund

Principal Amount		Value ($)
Foreign Denominated Senior Loans (continued)

UNITED KINGDOM (continued)
GBP
1,164,098	Mezzanine Facility, PIK, 5.62%, 12/29/16	1,513,987
	Towergate Partnership Ltd.
3,125,000	Facility A, 3.01%, 10/31/12	4,256,585
3,125,000	Facility B, 3.51%, 10/31/13
	Virgin Media Investment Holdings Ltd.	4,256,585
1,750,000	C Facility, 3.57%, 03/04/13	2,683,702

		38,134,307

UNITED STATES - 1.8%
EUR
	Infor Enterprise Solutions Holdings, Inc.
1,880,000	Initial Euro Term Loan, 4.19%, 07/28/12	2,421,502

GBP
	Aramark Corp.
1,215,625	U.K. Term Loan, 2.67%, 01/26/14	1,815,408
	Knowledgepoint360 Group, LLC
1,591,136	First Lien U.K. Term Loan, 3.87%, 04/13/14	2,193,410
	PlayPower, Inc.
2,393,411	Tranche B Sterling Term Loan, 5.59%, 06/30/12	3,711,781

		7,720,599

	Total Foreign Denominated Senior Loans (Cost $134,555,627)	99,007,558

Principal Amount ($)
Asset-Backed Securities (i) (j) - 2.7%
	AB CLO, Ltd.
2,000,000	Series 2007-1A, Class C, PIK, 2.13%, 04/15/21	1,434,986
	ACA CLO, Ltd.
4,800,000	Series 2006-2A, Class B, 1.00%, 01/20/21	2,640,000
1,000,000	Series 2007-1A, Class D, 2.63%, 06/15/22	425,000
	Babson CLO, Ltd.
1,000,000	Series 2007-1A, Class C, PIK, 01/18/21 (d)	464,500
1,000,000	Series 2007-2A, Class D, PIK, 04/15/21 (d)	400,000
	Cent CDO, Ltd.
1,000,000	Series 2007-14A, Class D, 1.58%, 04/15/21	617,500
1,000,000	Series 2007-15A, Class C, 2.55%, 03/11/21	512,100
	Columbus Nova CLO, Ltd.
2,000,000	Series 2007-1A, Class D, 1.62%, 05/16/19	1,170,000
	Cornerstone CLO, Ltd.
2,500,000	Series 2007-1A, Class C, 2.68%, 07/15/21	1,437,500
	Goldman Sachs Asset Management CLO, PLC,
1,066,823	Series 2007-1A, Class E, PIK, 08/01/22 (d)	149,355
	GSC Partners CDO Fund, Ltd.,
1,000,000	Series 2007-8A, Class C, 1.76%, 04/17/21	246,600
	Gulf Stream Sextant CLO, Ltd.
1,013,186	Series 2007-1A, Class D, PIK, 06/17/21 (d)	415,406
	ING Investment Management
1,000,000	Series 2006-3A, Class C, 1.73%, 12/13/20	550,000
	Madison Park Funding Ltd.
3,000,000	Series 2007-5A, Class C, 1.71%, 02/26/21	1,416,300
	Navigator CDO, Ltd.
997,828	Series 2006-2A, Class D, PIK, 09/20/20 (d)	577,543
	Ocean Trails CLO
1,622,089	Series 2007-2A, Class D, 4.78%, 06/27/22	729,940
	PPM Grayhawk CLO, Ltd.
826,734	Series 2007-1A, Class D, PIK, 3.88%, 04/18/21	283,735
	Primus CLO, Ltd.
2,029,222	Series 2007-2A, Class E, PIK, 07/15/21 (d)	507,306
	Stanfield Daytona CLO, Ltd.
1,000,000	Series 2007-1A, Class B1L, 1.63%, 04/27/21	540,000
	Stone Tower CLO, Ltd.
2,000,000	Series 2007-6A, Class C, 1.63%, 04/17/21	900,000

	Total Asset-Backed Securities (Cost $22,379,694)	15,417,771

Corporate Notes and Bonds - 0.9%

UTILITY - 0.9%
	Calpine Corp.
5,347,000	7.25%, 10/15/17 (j)	5,026,180

	Total Corporate Notes and Bonds (Cost $4,634,428)	5,026,180

Claims (k) - 0.0%

RETAIL - 0.0%
	Home Interiors & Gifts, Inc.
28,851,468	Proof of Claims (b)	43,277

UTILITY - 0.0%
	Mirant Corp.
3,000,000	03 Revolver	30,000
6,000,000	364 Day Revolver	60,000
7,000,000	California Claim Loan	70,000
2,500,000	Cleco Trade Claim	25,000

		185,000

	Total Claims (Cost $26,925,176)	228,277

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2009	Highland Floating Rate Fund

Shares		Value ($)
Common Stocks (k) - 0.2%

BROADCASTING - 0.0%
152,363	Communications Corp. of America (b) (c)	—

ENERGY - 0.0%
20,650	Panda Hereford Ethanol, L.P. (b)	225,085

GAMING/LEISURE - 0.0%
4	Nevada Land Group, LLC (b)	270,073

METALS/MINERALS - 0.1%
6,158	Euramax International, Inc. (b)	354,393

TRANSPORTATION - LAND TRANSPORTATION - 0.1%
10,048	SIRVA Worldwide, Inc. (b)	442,313

UTILITY - 0.0%
132,930	Entegra TC, LLC	9,970
3,178	GBGH, LLC (b)	—

		9,970

	Total Common Stocks (Cost $4,043,990)	1,301,834

Units
Warrants (k) - 0.0%

ENERGY - 0.0%
213,605	Value Creation, Inc., expires 01/28/14 (b)	—
213,605	Value Creation, Inc., expires 01/28/14 (b)	—

	Total Warrants (Cost $—)	—

Total Investments - 88.5%
(Cost of $828,446,879) (l)		501,120,390

Other Assets & Liabilities, Net - 11.5%		65,064,090

Net Assets - 100.0%		$566,184,480

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which Highland Floating Rate Fund (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by footnote (f), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at November 30, 2009. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.

(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $49,990,520, or 8.8% of net assets, were fair valued as of November 30, 2009.

(c)	Affiliated issuer. Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. The Fund held at least five percent of the outstanding voting stock of the following companies during the period ended November 30, 2009.

	Par Value at	Shares at	Market Value
	November	November	August 31,	November
	30, 2009	30, 2009	2009	30, 2009

ComCorp Broadcasting, Inc. (Senior Loans) *	$2,862,493	—	$1,736,584	$2,126,832
Communications Corp of America (Common Stock)	—	152,363	—	—

	$2,862,493	152,363	$1,736,584	$2,126,832

*	Company is a wholly owned subsidiary of Communications Corp. of America.

(d)	The issuer is in default of its payment obligation. Income is not being accrued.

(e)	Senior loan assets had additional unfunded loan commitments. As of November 30, 2009, the Fund had unfunded loan commitments, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

Unfunded Loan
Borrower	Commitment
Broadstripe, LLC	$3,169,587
SIRVA Worldwide, Inc.	939,933
Warner Chilcott Co., LLC	225,424

$4,334,944

(f)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(g)	Fixed rate senior loan.

(h)	Senior loan held on participation.

(i)	Floating rate asset. The interest rate shown reflects the rate in effect at November 30, 2009.
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2009	Highland Floating Rate Fund

(j)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At November 30, 2009, these securities amounted to $20,443,951 or 3.6% of net assets.

(k)	Non-income producing security.

(l)	Cost for U.S. federal income tax purposes is $828,788,084. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$4,817,334
Gross unrealized depreciation	(332,485,028)

Net unrealized depreciation	$(327,667,694)

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

DIP	Debtor-in-Possession

PIK	Payment-in-Kind

AUD	Australian Dollar

EUR	Euro Currency

GBP	Great Britain Pound
Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Net Assets)

Financial	4.2%
Diversified Media	3.3%
Broadcasting	2.3%
Cable/Wireless Video	2.0%
Retail	1.6%
Healthcare	1.4%
Aerospace	0.8%
Consumer Durables	0.7%
Food/Tobacco	0.4%
Information Technology	0.4%
Telecommunications	0.4%
Total	17.5%
Forward foreign currency contracts outstanding as of November 30, 2009 were as follows:

		Principal		Net
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation/
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	EUR	25,000,000	02/03/10	$(1,517,233)
Sell	GBP	9,100,000	02/03/10	410,403
Sell	GBP	19,100,000	05/14/10	506,114

				$(600,716)

See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO

As of November 30, 2009 (unaudited)	Highland Floating Rate Fund
Security Valuation
In computing the Fund’s net assets attributable to common shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will generally be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and is approved by the Fund’s Board.
Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise do not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s net asset value), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s net assset value will reflect the affected portfolio securities’ fair value as determined in the judgement of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value secirities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgements and estimates not easily substantiated.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, a method of valuation which approximates market value. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Forward Foreign Currency Contracts
In order to minimize the movement in net asset value resulting from a decline or appreciation in the value of a particlular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time the contract is initiated. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Upon entering into such contracts, daily fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Fund. At the expiration of the contracts the Fund realizes the gain or loss. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the forward contracts and may realize a loss. With forwards, there is counterparty credit risk to the Fund since the forwards are not exchange traded, and there is not a clearinghouse that guarantees the forwards against default. For open forward foreign currency contracts see the Investment Portfolio, which is also indicative of activity for the three months ended, November 30, 2009.
Fair Value Measurements:
The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:
Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

NOTES TO INVESTMENT PORTFOLIO (continued)

As of November 30, 2009 (unaudited)	Highland Floating Rate Fund
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s assets as of November 30, 2009 are as follows:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	November 30,	Quoted	Observable	Unobservable
Investments in Securities:	2009	Price	Input	Input
Common Stocks
Energy	$225,085	$—	$—	$225,085
Gaming/Leisure	270,073			270,073
Metals/Minerals	354,393	—	—	354,393
Transportation — Land Transportation	442,313	—	—	442,313
Utility	9,970	—	—	9,970
Debt
Senior Loans	479,146,328	—	252,882,962	226,263,366
Asset-Backed Securities	15,417,771	—	—	15,417,771
Corporate Debt	5,026,180	—	5,026,180	—
Claims	228,277	—	—	228,277

Total	$501,120,390	$—	$257,909,142	$243,211,248

Other Financial Instruments*
Liabilities	$600,716	$—	$600,716	$—

Total	$600,716	$—	$600,716	$—

*	Other financial instruments are derivative instruments not reflected in the Investments Portfolio, such as forwards, which are valued at the unrealized appreciation/ (depreciation) on the investment.
The Fund did not have any liabilities that were measured at fair value or level 3 on a recurring basis at November 30, 2009.
The table below set forth a summary of changes in the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended November 30, 2009.

			Net amortization/
	Balance as of	Transfers	(accretion) of	Net	Net	Net	Balance as of
Assets at Fair Value using	August 31,	in/(out)	premium/	realized	unrealized	purchase/	November 30,
unobservable inputs (Level 3)	2009	of Level 3	(discount)	gains/(losses)	gains/(losses)	(sales) *	2009
Common Stocks
Energy	$225,091	$—	$—	$—	$(6)	$—	$225,085
Gaming/Leisure	—	—	—	—	(810,219)	1,080,292	270,073
Metals/Minerals	246,690	—	—	—	107,703	—	354,393
Transportation - Land Transportation	470,950	—	—	—	(28,637)	—	442,313
Utility	166,805	—	—	(327,433)	(247,614)	418,212	9,970
Debt
Senior Loans	278,391,898	(19,682,105)	322,306	(6,710,692)	21,663,451	(47,721,492)	226,263,366
Asset-Backed Securities	7,477,719	—	—	120,508	8,118,664	(299,120)	15,417,771
Claims	171,511	185,000	—	(8,249,405)	8,416,845	(295,674)	228,277

Total	$287,150,664	$(19,497,105)	$322,306	$(15,167,022)	$37,220,187	$(46,817,782)	$243,211,248

*	Includes any applicable borrowings and/ or paydowns made on revolving credit facilities held in the Fund’s Investment Portfolio
The net unrealized gains presented in the table above relates to investments that are still held at November 30, 2009.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the three months ended November 30, 2009, $19,497,105 of the Fund’s portfolio investments were transferred to/from Level 3 to/from Level 2. Determination of fair values is uncertain because it involves subjective judgements and estimates not easily substantiated.
For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Highland Floating Rate Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 1/15/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 1/15/10

By (Signature and Title)*	/s/ M. Jason Blackburn
M. Jason Blackburn, Chief Financial Officer, Treasurer and Secretary
(principal financial officer)
Date 1/15/10

*	Print the name and title of each signing officer under his or her signature.